Schedule of Long Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Principal balance	$ 102,691	$ 102,691	$ 66,691
Unamortized discount and debt issuance costs	(349)	(382)	(1,007)
Carrying value	102,342	102,309	65,684
Senior Secured Note [Member]
Short-Term Debt [Line Items]
Principal balance	62,691	62,691	62,691
Unamortized discount and debt issuance costs	(249)	(272)	(904)
Carrying value	62,442	62,419	61,787
Delayed Draw Term Notes [Member]
Short-Term Debt [Line Items]
Principal balance	4,000	4,000	4,000
Unamortized discount and debt issuance costs	(28)	(31)	(103)
Carrying value	3,972	3,969	3,897
2022 Bridge Notes [Member]
Short-Term Debt [Line Items]
Principal balance	36,000	36,000
Unamortized discount and debt issuance costs	(72)	(79)
Carrying value	$ 35,928	$ 35,921